LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.23%
INVESTMENT COMPANIES–97.23%
Equity Funds–49.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	83,213	$ 3,376,384
LVIP SSGA Large Cap 100 Fund	732,325	10,987,072
LVIP SSGA Mid-Cap Index Fund	692,052	10,014,678
LVIP SSGA Nasdaq-100 Index Fund	180,718	1,727,480
LVIP SSGA S&P 500 Index Fund	1,749,689	44,727,309
LVIP SSGA Small-Cap Index Fund	227,069	9,184,726
LVIP T. Rowe Price Growth Stock Fund	127,558	8,422,000
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	81,001	2,962,791
		91,402,440
Fixed Income Funds–18.05%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	510,637	5,403,562
LVIP Delaware Bond Fund	698,139	9,753,698
LVIP SSGA Bond Index Fund	719,500	8,376,422
LVIP Western Asset Core Bond Fund	937,385	9,728,180
		33,261,862
Global Equity Fund–1.50%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	296,630	2,764,294
		2,764,294
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–28.09%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	212,120	$ 3,426,158
LVIP MFS International Growth Fund	403,398	8,787,614
LVIP Mondrian International Value Fund	425,149	6,948,643
LVIP SSGA Developed International 150 Fund	436,323	3,719,220
LVIP SSGA Emerging Markets 100 Fund	146,639	1,355,088
LVIP SSGA Emerging Markets Equity Index Fund	712,042	9,626,096
LVIP SSGA International Index Fund	1,673,902	17,920,792
		51,783,611
Total Affiliated Investments (Cost $148,305,675)		179,212,207
UNAFFILIATED INVESTMENT–2.62%
INVESTMENT COMPANY–2.62%
Money Market Fund–2.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	4,823,131	4,823,131
Total Unaffiliated Investment (Cost $4,823,131)		4,823,131

TOTAL INVESTMENTS–99.85% (Cost $153,128,806)	184,035,338
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	283,157
NET ASSETS APPLICABLE TO 15,776,854 SHARES OUTSTANDING–100.00%	$184,318,495

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	Australian Dollar	$76,015	$77,117	6/14/21	$—	$(1,102)
2	British Pound	172,263	173,930	6/14/21	—	(1,667)
2	Euro	293,550	298,448	6/14/21	—	(4,898)
2	Japanese Yen	225,887	230,330	6/14/21	—	(4,443)
					—	(12,110)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	462,875	468,090	6/18/21	—	(5,215)
3	E-mini Russell 2000 Index	333,375	348,957	6/18/21	—	(15,582)
12	E-mini S&P 500 Index	2,380,440	2,354,476	6/18/21	25,964	—
3	E-mini S&P MidCap 400 Index	781,590	784,877	6/18/21	—	(3,287)
8	Euro STOXX 50 Index	362,693	355,053	6/18/21	7,640	—
2	FTSE 100 Index	184,167	185,340	6/18/21	—	(1,173)
3	OMXS 30 Index	75,134	73,891	4/16/21	1,243	—
1	TOPIX Index	176,473	170,333	6/10/21	6,140	—
					40,987	(25,257)
Total Futures Contracts					$40,987	$(37,367)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$179,212,207	$—	$—	$179,212,207
Unaffiliated Investment Company	4,823,131	—	—	4,823,131
Total Investments	$184,035,338	$—	$—	$184,035,338
Derivatives:
Assets:
Futures Contracts	$40,987	$—	$—	$40,987
Liabilities:
Futures Contracts	$(37,367)	$—	$—	$(37,367)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.23%@
Equity Funds-49.59%@
✧✧LVIP Delaware Mid Cap Value Fund	$2,103,590	$945,399	$36,873	$164	$364,104	$3,376,384	83,213	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	9,111,824	752,458	364,601	7,735	1,479,656	10,987,072	732,325	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	8,901,097	712,855	787,511	50,268	1,137,969	10,014,678	692,052	—	—
‡,✧✧LVIP SSGA Nasdaq-100 Index Fund	—	1,819,677	15,878	(782)	(75,537)	1,727,480	180,718	—	—
✧✧LVIP SSGA S&P 500 Index Fund	44,048,503	3,401,738	5,437,110	459,033	2,255,145	44,727,309	1,749,689	—	—
✧✧LVIP SSGA Small-Cap Index Fund	7,327,659	1,048,554	111,570	(1,815)	921,898	9,184,726	227,069	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	7,950,899	646,850	358,997	7,315	175,933	8,422,000	127,558	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,193,189	862,703	37,032	(1,712)	(54,357)	2,962,791	81,001	—	—
Fixed Income Funds-18.05%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	4,674,940	787,459	67,870	(290)	9,323	5,403,562	510,637	—	—
✧✧LVIP Delaware Bond Fund	8,569,610	1,591,701	124,654	(6,332)	(276,627)	9,753,698	698,139	—	—
✧✧LVIP SSGA Bond Index Fund	7,715,341	1,051,237	108,694	(3,974)	(277,488)	8,376,422	719,500	—	—
✧✧LVIP Western Asset Core Bond Fund	8,587,978	1,615,958	124,654	(4,196)	(346,906)	9,728,180	937,385	—	—
Global Equity Fund-1.50%@
✧✧LVIP BlackRock Global Real Estate Fund	2,383,032	242,209	33,935	(2,575)	175,563	2,764,294	296,630	—	—
International Equity Funds-28.09%@
✧✧LVIP Loomis Sayles Global Growth Fund	3,231,910	264,020	158,783	3,516	85,495	3,426,158	212,120	—	—
✧✧LVIP MFS International Growth Fund	8,071,679	822,140	113,116	(2,018)	8,929	8,787,614	403,398	—	—
✧✧LVIP Mondrian International Value Fund	6,100,424	529,598	85,968	(4,720)	409,309	6,948,643	425,149	—	—
✧✧LVIP SSGA Developed International 150 Fund	3,269,058	264,020	198,494	2,006	382,630	3,719,220	436,323	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	1,262,323	99,008	112,958	4,862	101,853	1,355,088	146,639	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	8,825,196	771,005	128,973	(4,218)	163,086	9,626,096	712,042	—	—
✧✧LVIP SSGA International Index Fund	16,425,177	1,333,303	367,692	(74)	530,078	17,920,792	1,673,902	—	—
Total	$160,753,429	$19,561,892	$8,775,363	$502,193	$7,170,056	$179,212,207		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4